Note 9 - Capital Stock (Details) (USD $)	3 Months Ended	12 Months Ended		25 Months Ended	5 Months Ended	0 Months Ended	1 Months Ended	0 Months Ended		1 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	May 31, 2015	May 31, 2013	Jun. 17, 2013	Jun. 17, 2013	Mar. 02, 2015	Jun. 14, 2013	Jun. 30, 2013	Nov. 30, 2014	Feb. 28, 2015	Dec. 31, 2012	Mar. 07, 2011	Jan. 31, 2015	Jun. 30, 2014
Note 9 - Capital Stock (Details) [Line Items]
Preferred Stock, Shares Authorized	100,000,000	100,000,000	100,000,000
Preferred Stock, Par or Stated Value Per Share (in Dollars per share)	$ 0.01	$ 0.01	$ 0.01
Common Stock, Shares Authorized	300,000,000	300,000,000	300,000,000
Common Stock, Par or Stated Value Per Share (in Dollars per share)	$ 0.01	$ 0.01	$ 0.01							$ 0.01				$ 0.01
Common Stock, Capital Shares Reserved for Future Issuance	966,090	716,090
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant	765,590
Stock Issued During Period, Value, New Issues (in Dollars)	$ 1,679,001	$ 1,576,075
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)	$ 5.68	$ 3.88
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		313,257	132,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in Dollars per share)		$ 4.00	$ 4.36
Allocated Share-based Compensation Expense (in Dollars)		1,068,012
Class of Warrant or Right, Outstanding	276,513	42,138	587,592
(in Dollars)			429,541
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period		25
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price (in Dollars per share)		$ 4.64	$ 5.20										$ 5.64
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options (in Dollars)		220,372
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price (in Dollars per share)		$ 4.32
Share Price (in Dollars per share)		$ 3.00
Induced Conversion [Member] | Convertible Notes Payable [Member] | Other Income (Expense) [Member]
Note 9 - Capital Stock (Details) [Line Items]
Induced Conversion of Convertible Debt Expense (in Dollars)				102,193
Induced Conversion [Member] | Convertible Notes Payable [Member]
Note 9 - Capital Stock (Details) [Line Items]
Debt Conversion, Converted Instrument, Shares Issued				36,498
Debt Conversion, Original Debt, Amount (in Dollars)				138,000
Debt Instrument, Increase, Accrued Interest (in Dollars)				7,990
Shares Price of $1.00 Per Share [Member] | Common Stock [Member]
Note 9 - Capital Stock (Details) [Line Items]
Stock Issued During Period, Shares, New Issues		339,000
Sale of Stock, Price Per Share (in Dollars per share)		$ 4.00
Shares Price of $1.50 Per Share [Member] | Common Stock [Member]
Note 9 - Capital Stock (Details) [Line Items]
Stock Issued During Period, Shares, New Issues		36,667
Sale of Stock, Price Per Share (in Dollars per share)		$ 6.00
Common Stock [Member]
Note 9 - Capital Stock (Details) [Line Items]
Stock Issued During Period, Shares, New Issues	279,835	375,686	242,500
Stock Issued During Period, Value, New Issues (in Dollars)	2,798	3,757
Sale of Stock, Price Per Share (in Dollars per share)			$ 4.00
(in Dollars)			7,273
Stock Issued During Period, Shares,Warrant Exercised		181,818
General and Administrative Expense [Member] | Director [Member]
Note 9 - Capital Stock (Details) [Line Items]
Allocated Share-based Compensation Expense (in Dollars)	187,500
General and Administrative Expense [Member] | Advisor [Member]
Note 9 - Capital Stock (Details) [Line Items]
Allocated Share-based Compensation Expense (in Dollars)	72,000				108,731
General and Administrative Expense [Member] | Consultant [Member]
Note 9 - Capital Stock (Details) [Line Items]
Allocated Share-based Compensation Expense (in Dollars)	37,500
General and Administrative Expense [Member]
Note 9 - Capital Stock (Details) [Line Items]
Allocated Share-based Compensation Expense (in Dollars)		1,138,961
Preferred Class A [Member]
Note 9 - Capital Stock (Details) [Line Items]
Preferred Stock, Shares Authorized	100,000,000	100,000,000
Preferred Stock, Par or Stated Value Per Share (in Dollars per share)	$ 0.01
Preferred Stock, Shares Outstanding	0
The 2014 Equity Incentive Plan [Member]
Note 9 - Capital Stock (Details) [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance		716,090													250,000
Stock Issued During Period, Shares, New Issues	765,590
Common Stock Capital Shares Issued and Reserved for Future Issuance	966,090
Bridge Bank, National Association [Member]
Note 9 - Capital Stock (Details) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights						37,763	37,763
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)						$ 4.00	$ 4.00
Class of Warrant or Right, Outstanding, Contractual Life						10 years
Class of Warrant or Right, Issued During Period	37,763
Noncash or Part Noncash Acquisition, Noncash Financial or Equity Instrument Consideration, Warrants Issued							37,763
Alpha Capital Anstalt [Member]
Note 9 - Capital Stock (Details) [Line Items]
Class of Warrant or Right, Issued During Period	234,375							234,375
Steuben Investment Company II, L.P. [Member] | Powerhouse One, LLC [Member]
Note 9 - Capital Stock (Details) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights									545,455
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)									$ 4.00	$ 4.00
Class of Warrant or Right, Outstanding, Contractual Life									10 years	10 years
Stock Issued During Period, Shares, Acquisitions							727,273
Noncash or Part Noncash Acquisition, Noncash Financial or Equity Instrument Consideration, Warrants Issued							545,455
(in Dollars)							1,600,000
Steuben Investment Company II, L.P. [Member]
Note 9 - Capital Stock (Details) [Line Items]
Stock Issued During Period, Shares, New Issues		181,818							727,273
Stock Issued During Period, Value, New Issues (in Dollars)		1,600,000.05							1,600,000
Sale of Stock, Price Per Share (in Dollars per share)									$ 2.20
Class of Warrant or Right, Number of Securities Called by Warrants or Rights									545,455
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)		$ 4.00							$ 4.00		$ 6.00
Class of Warrant or Right, Outstanding, Contractual Life									10 years
Expected Penality to be Paid (in Dollars)	216,000	216,000
Stock Issued During Period, Shares,Warrant Exercised		727,273									181,818
Vis Solis, LLC [Member] | Powerhouse One, LLC [Member]
Note 9 - Capital Stock (Details) [Line Items]
Stock Issued During Period, Shares, Acquisitions						11,503	11,503
Business Acquisition, Share Price (in Dollars per share)						$ 4.00	$ 4.00
Minimum [Member] | Director [Member]
Note 9 - Capital Stock (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term		5 years 94 days
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period			8 months
Minimum [Member] | Advisor [Member]
Note 9 - Capital Stock (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	2 years 6 months
Minimum [Member]
Note 9 - Capital Stock (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term		5 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period		5 years
Maximum [Member] | Director [Member]
Note 9 - Capital Stock (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term		5 years 6 months
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period			24 months
Maximum [Member] | Advisor [Member]
Note 9 - Capital Stock (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	5 years
Maximum [Member]
Note 9 - Capital Stock (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term		7 years 3 months
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period		10 years
Director [Member]
Note 9 - Capital Stock (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross			108,000									6,250
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in Dollars per share)			$ 4.00									$ 6.00
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period												10 years
Allocated Share-based Compensation Expense (in Dollars)		$ 70,948	$ 191,249
Advisor [Member]
Note 9 - Capital Stock (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross					24,000							6,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in Dollars per share)												$ 6.00
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period												5 years
Share-based Compensation Arrangement by Share-based Payment Award,ExpectedContinuedServicePeriod												2 years
Class of Warrant or Right, Issued During Period	4,375
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit (in Dollars per share)					$ 5.64
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit (in Dollars per share)					$ 6.80
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term		10 years			10 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period					8 months
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price (in Dollars per share)																$ 4.00
Consultant [Member]
Note 9 - Capital Stock (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross												6,250
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in Dollars per share)												$ 6.00
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period												10 years
Share-based Compensation Arrangement by Share-based Payment Award,ExpectedContinuedServicePeriod												3 years